Property and equipment	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total	Of which finannce leases

January 1, 2020	5,356	5,947	369	11,672	6,270
Acquisitions	1,152	604	129	1,885	1,152
Disposals	—	(36)	—	(36)	—
Depreciation	(342)	(745)	—	(1,087)	(442)
Transfers	—	—	—	—	—

June 30, 2020	6,166	5,770	498	12,434	6,980

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets(3)

January 1, 2021	5,751	5,576	367	11,694	6,423
Acquisitions	—	260	—	260	—
Disposals	—	(2)	—	(2)	—
Depreciation	(393)	(668)	—	(1,061)	(535)
Transfers	—	4	(4)	—	—

June 30, 2021	5,358	5,170	363	10,891	5,888